Nature of Operations	12 Months Ended
Jun. 30, 2020
General information about financial statements [Abstract]
Nature of Operations
Nature of Operations

Aurora Cannabis Inc. (the “Company” or “Aurora”) was incorporated under the Business Corporations Act (British Columbia) on December 21, 2006 as Milk Capital Corp. Effective October 2, 2014, the Company changed its name to Aurora Cannabis Inc. The Company’s shares are listed on the New York Stock Exchange (“NYSE”) and the Toronto Stock Exchange (“TSX”) under the trading symbol “ACB”, and on the Frankfurt Stock Exchange (“FSE”) under the trading symbol “21P”.

The Company’s head office and principal address is 4818 31 Street East, Edmonton International Airport, Alberta, Canada, T9E 0V6. The Company’s registered and records office address is Suite 1500 – 1055 West Georgia Street, Vancouver, BC, Canada, V6E 4N7.

The Company’s principal strategic business lines are focused on the production, distribution and sale of cannabis and cannabis related products in Canada and internationally. Aurora currently conducts the following key business activities in the jurisdictions listed below:

•	Production, distribution and sale of medical and consumer cannabis products in Canada pursuant to the Cannabis Act; and

•	Distribution of wholesale medical cannabis in the European Union (“EU”) pursuant to the German Medicinal Products Act and German Narcotic Drugs Act.

The United States (“U.S”) represents the largest cannabis and hemp-derived cannabidiol (“CBD”) market globally and as such, Aurora continues to evaluate its alternatives to establishing an operating footprint in the U.S. During the year ended June 30, 2020 the Company acquired Reliva, LLC (Note 12(a)(i)) as an entry into this market. As part of the U.S market strategy, we continue to consider how various state and federal regulations affect the Company’s business prospects. The Company is committed to only engage in activities which are permissible under both state and federal laws.

During the year ended June 30, 2020, the Company announced a business transformation plan intended to better align the business financially with the current realities of the cannabis market in Canada while maintaining a sustainable platform for long-term growth. These actions include the rationalization of selling, general and administrative expenses through a reduction in corporate and production staff. The Company has also initiated a plan to wind down and close operations at five Canadian facilities including Aurora Prairie, Aurora Mountain, Aurora Ridge, Aurora Vie, and Aurora Eau. Refer to Note 3 for further details regarding these restructuring actions.